Acquisitions (Tables)	12 Months Ended
Oct. 03, 2020
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes our allocation of the purchase price (in billions)(1):

Cash and cash equivalents	$25.7
Receivables	5.1
Film and television costs	17.7
Investments	1.0
Intangible assets	17.9
Net assets held for sale	11.4
Accounts payable and other liabilities	(12.5)
Borrowings	(21.7)
Deferred income taxes(2)	(5.7)
Other net liabilities acquired	(4.0)
Noncontrolling interests	(10.4)
Goodwill(2)	49.8
Fair value of net assets acquired	74.2
Less: Disney’s previously held 30% interest in Hulu	(4.7)
Total purchase price	$69.5
(1) Total may not equal the sum of the column due to rounding.
(2) In the fourth quarter of fiscal 2020, we adjusted the amount of deferred tax liabilities by $0.6 billion and recorded an offsetting adjustment to increase goodwill for this amount.

Business Acquisition, Summarized Financial Information of Acquiree
The following table summarizes the revenues and net loss from continuing operations (including purchase accounting amortization and excluding restructuring and impairment charges and interest income and expense) of TFCF and Hulu included in the Company’s Consolidated Statements of Operations for fiscal 2020 and fiscal 2019. In addition, the table provides the impact of intercompany eliminations of transactions between the Company, TFCF and Hulu:

	Year Ended
	October 3, 2020	September 28, 2019
TFCF (before intercompany eliminations):
Revenues	$12,999	$7,228
Net loss from continuing operations	(245)	(958)
Hulu (before intercompany eliminations):
Revenues	$7,052	$2,865
Net loss from continuing operations	(1,017)	(695)
Intercompany eliminations:
Revenues	$(2,956)	$(1,205)
Net loss from continuing operations	(225)	(151)

Business Acquisition, Pro Forma Information
The following pro forma summary presents consolidated information of the Company as if the acquisition of TFCF and consolidation of Hulu had occurred on October 1, 2017:

	2019	2018
Revenues	$78,047	$76,468
Net income	7,511	13,733
Net income attributable to Disney	7,206	13,923
Earnings per share attributable to Disney:
Diluted	$3.68	$7.66
Basic	3.70	7.71

Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill are as follows:

	Media Networks	Disney Parks, Experiences and Products	Studio Entertainment	Direct-to-Consumer & International	Disney Media and Entertainment Distribution	Total
Balance at Sept. 29, 2018	$15,989	$4,487	$7,094	$3,699	$—	$31,269
Acquisitions(1)	17,434	1,048	10,711	19,892	—	49,085
Dispositions	—	—	—	—	—	—
Other, net	—	—	(8)	(53)	—	(61)
Balance at Sept. 28, 2019	$33,423	$5,535	$17,797	$23,538	$—	$80,293
Acquisitions(2)	568	15	98	51	—	732
Dispositions	—	—	—	—	—	—
Impairments (See Note 19)	—	—	—	(3,074)	—	(3,074)
Currency translation adjustments and other, net	—	—	(100)	(162)	—	(262)
Segment recast(3)	(33,991)	—	(17,795)	(20,353)	72,139	—
Balance at Oct. 3, 2020	$—	$5,550	$—	$—	$72,139	$77,689
(1)Represents the acquisition of TFCF and consolidation of Hulu.
(2)Reflects updates to allocation of purchase price for the acquisition of TFCF.
(3)Reflects the reallocation of goodwill as a result of the Company recasting its segments.